Leases (Tables)	12 Months Ended
Dec. 31, 2025
Lease, Cost [Abstract]
Lease, Cost [Table Text Block]	During the year ended December 31, 2025, and 2024, the components of operating lease cost were as follows, and are reflected in general and administrative expenses and research and development expenses, as determined by the underlying activities (in thousands):

	December 31,
	2025	2024
Lease cost
Operating lease cost	$2,757	$2,757
Variable operating lease cost	541	516

Total operating lease cost	$3,298	$3,273

Schedule Of Operating Leases [Text Block]
The following table summarizes information related to the measurement of the Company’s operating leases for the years ended December 31, 2025 and 2024 (in thousands):

	December 31,
	2025	2024
Weighted-average remaining lease term (years)	1.90	2.80
Weighted-average discount rate	6.82%	7.13%
Cash paid for amounts included in the measurement of operating lease liabilities	$2,896	$2,776

Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
Maturities of the Company’s operating lease liabilities at December 31, 2025 are as follows (in thousands):

2026	$2,976
2027	855
2028	673

Total minimum lease payments	4,504
Less: Interest portion	(232)

Total present value of operating lease liabilities	$4,272